Investment Risks	Sep. 22, 2025
RMB Quality Intermediate Core Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
•Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
•Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
•Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
•Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.

RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Call Or Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.
RMB Quality Intermediate Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio that invests in securities that may not necessarily be included in the Fund’s benchmark. The Adviser utilizes the investment strategies discussed above in making investment decisions for the Fund, and the Adviser may misjudge the risk and/or return potential of a security which can result in a loss to the Fund or significant underperformance relative to the Fund’s benchmark or similar funds in the marketplace. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.
RMB Quality Intermediate Core Fund | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. There is a risk that the U.S. Government fails to pay interest or principal on U.S. Government obligations and such failure, or a perceived likelihood of such failure, will negatively impact the value and credit rating of U.S. Government obligations.
RMB Quality Intermediate Core Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”) and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a regulated investment company and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the Internal Revenue Service (the “IRS”) or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a regulated investment company.
If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.

RMB Quality Intermediate Core Fund | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
RMB Quality Intermediate Core Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to various risks, including interest rate risk, prepayment or call risk when interest rates fall, extension risk when interest rates rise, and default risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of these fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
RMB Quality Intermediate Core Fund | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk. Foreign securities, even those that are U.S. dollar-denominated, may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about, and less stringent regulatory standards applicable to, the issuers of foreign securities; lack of uniform accounting, auditing and financial reporting standards applicable to issuers of foreign securities; imposition of foreign withholding and other taxes; country-specific risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
RMB Quality Intermediate Core Fund | TBA Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	TBA Transactions Risk. A TBA transaction is effectively a contract to buy or sell mortgage-backed securities on a specific date. In a TBA transaction, the actual mortgage-backed security that will be delivered to fulfill the contract is not designated at the time of the contract, but is announced prior to the established trade settlement date. With TBA transactions, there is a risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
RMB Quality Intermediate Core Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
RMB Quality Intermediate Core Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
RMB Quality Intermediate Core Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk. The Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were less focused on the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Further, the Fund may be subject to “bail-in” risk whereby the financial institution's liabilities that are held by the Fund could be written down, eliminated or converted into equity or an alternative instrument of ownership.
RMB Quality Intermediate Core Fund | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.
RMB Quality Intermediate Core Fund | Unrated Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
RMB Quality Intermediate Core Fund | Defaulted/Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
RMB Quality Intermediate Core Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
RMB Quality Intermediate Core Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
RMB Quality Intermediate Core Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price
RMB Quality Intermediate Core Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
RMB Quality Intermediate Core Fund | Modeling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Modeling Risk. The Adviser uses analytical modeling techniques to structure the Fund’s investment portfolio. These models rely on inputs from third-party sources, and incorrect, imprecise, or stale data or assumptions used in the models can lead to flawed output which, if relied upon in managing the Fund’s portfolio may negatively affect Fund performance. The success of modeling techniques also depends on management’s use of the output in making portfolio management decisions, and these decisions might not produce the intended results even when based on sound modeling techniques.
RMB Quality Intermediate Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
•Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
•Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
•Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
•Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.

RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Call Or Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio that invests in securities that may not necessarily be included in the Fund’s benchmark. The Adviser utilizes the investment strategies discussed above in making investment decisions for the Fund, and the Adviser may misjudge the risk and/or return potential of a security which can result in a loss to the Fund or significant underperformance relative to the Fund’s benchmark or similar funds in the marketplace. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”) and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a regulated investment company and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the Internal Revenue Service (the “IRS”) or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a regulated investment company.
If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
Municipal securities may decrease in value during time when federal income tax rates are falling. As such, the value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the IRS, or noncompliant conduct of a municipal security issuer or other party. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

RMB Quality Intermediate Tax-Exempt Municipal Fund | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The investment adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Unrated Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Defaulted/Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
RMB Quality Intermediate Tax-Exempt Municipal Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Modeling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Modeling Risk. The Adviser uses analytical modeling techniques to structure the Fund’s investment portfolio. These models rely on inputs from third-party sources, and incorrect, imprecise, or stale data or assumptions used in the models can lead to flawed output which, if relied upon in managing the Fund’s portfolio may negatively affect Fund performance. The success of modeling techniques also depends on management’s use of the output in making portfolio management decisions, and these decisions might not produce the intended results even when based on sound modeling techniques.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Forward Commitment, When-Issued, And Delayed Delivery Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Commitment, When-Issued, and Delayed Delivery Risk. Such transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and subject the Fund to counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.